NOTES RECEIVABLE (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Total Notes receivable	$ 11,676,591	$ 150,000
PPA Notes [Member]
Total Notes receivable	11,526,591	0
Related Party [Member]
Total Notes receivable	$ 150,000	$ 150,000